Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable [Abstract]
Trade creditors	$ 4,608	$ 5,482
Factors or other financial institutions for borrowings	178	888
Accounts payable to Board Members	1,580	117
Accounts payable to other related parties	172	2
Accounts payable to underwriters, promoters, and employees	2,985	2,229
Other accounts payable	3,576	1,995
Total accounts payable	$ 13,099	$ 10,713